Cash at Banks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash at Banks (Details) [Line Items]
Cash amount	$ 5,400	$ 5,400
Deposit amount	$ 5,000	$ 5,000
Bottom of range [member]
Cash at Banks (Details) [Line Items]
Deposits earned interest, percentage	0.40%	0.20%
Held for varying periods	3 months
Top of range [member]
Cash at Banks (Details) [Line Items]
Deposits earned interest, percentage	3.00%	4.50%
Held for varying periods	5 years